INVENTORIES	12 Months Ended
Dec. 31, 2019
INVENTORIES
INVENTORIES

8 – INVENTORIES

The composition of inventories is detailed as follows:

Details	12.31.2019	12.31.2018
	ThCh$	ThCh$
Raw materials (1)	93,524,911	86,102,495
Finished goods	32,337,670	37,213,848
Spare parts and supplies	20,769,626	28,777,180
Work in progress	567,973	780,324
Other inventories	3,625,488	1,049,165
Obsolescence provision (2)	(3,184,444)	(2,603,303)
Total	147,641,224	151,319,709

The cost of inventory recognized as cost of sales as of December 31, 2019 and 2018, is CLP 1,048,343,767 thousand and CLP 968,027,774 thousand, respectively.

(1)	Approximately 80% is composed of concentrate and sweeteners used in the preparation of beverages, as well as caps and PET supplies used in the packaging of the product.
(2)

The obsolescence provision is related mainly with the obsolescence of spare parts classified as inventories and to a lesser extent to finished products and raw materials. The general standard is to provision all those multi-functional spare parts without utility in rotation in the last four years prior to the technical analysis technical to adjust the provision. In the case of raw materials and finished products, the obsolescence provision is determined according to maturity.